Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings (Loss) Per Share
Note 13.	Earnings (Loss) Per Share

Basic earnings per share is computed by dividing income available to Class A common stockholders by the weighted average number of Class A common shares outstanding during the period. Unvested restricted shares are excluded from the number of Class A common shares outstanding for the basic earnings per share calculation because the shares have not yet been earned by the employees. Income available to Class A common stockholders is computed by deducting from net income attributable to APAM dividends declared or paid to convertible preferred stockholders during the period and earnings (distributed and undistributed) allocated to participating securities, according to their respective rights to participate in those earnings. The IPO and related reorganization closed on March 12, 2013. All income for the period prior to that date was entirely allocable to noncontrolling interest. As a result, only net income allocable to APAM from the period subsequent to the IPO is included in net income (loss) available to Class A common stockholders for the year ended December 31, 2013. As described in Note 2, “Reorganization and IPO”, the consideration Artisan paid to purchase its convertible preferred stock exceeded the carrying amount of the convertible preferred stock on Artisan’s consolidated balance sheet by $32.2 million, which is subtracted from net income as a deemed dividend to arrive at income available to common stockholders in the earnings per share calculation. The purchase of subsidiary preferred equity resulted in a similar deemed dividend, which reduced net income available to common stockholders by $19.5 million in the calculation of earnings per share.

Diluted earnings per share is computed by increasing the denominator by the amount of additional Class A common shares that would have been outstanding if all potential Class A common shares had been issued. Potential dilutive Class A common shares consist of (1) the Class A common shares issuable upon exchange of Holdings’ limited partnership units (together with the corresponding shares of APAM Class B or C common stock) for APAM Class A common stock and conversion of APAM convertible preferred stock into APAM Class A common stock and (2) unvested restricted shares of Class A common stock.

At December 31, 2013, there were 50,478,443 limited partnership units of Holdings outstanding which, subject to certain restrictions and conditions, will be exchangeable for up to 50,478,443 shares of the Company’s Class A common stock beginning on March 12, 2014, unless the Company were to allow earlier exchanges. Such units/shares were not included in the calculation of diluted net income (loss) per common share because the effect would have been anti-dilutive. Since there was a net loss allocable to common stockholders for the period from March 12, 2013, through December 31, 2013, all potential common shares were excluded from the dilutive earnings per share calculation because their effect would have been anti-dilutive. As a result, the 1,575,157 shares of unvested restricted stock and 1,198,128 shares of convertible preferred stock and the net income allocated to those shares were excluded from the calculation of diluted earnings per share.

The computation of weighted average common shares outstanding considers the outstanding shares of Class A common stock from March 12, 2013, through December 31, 2013. The Class B and Class C common shares do not share in profits of APAM and therefore are not reflected. The computation of basic and diluted earnings per share for the period March 12, 2013 through December 31, 2013 were as follows:

For the Period from March 12, 2013 through December 31, 2013
Basic and Diluted Earnings Per Share
Numerator:
Net income (loss) attributable to APAM	$24,807

Less: Convertible preferred stock deemed dividends	(32,215)
Less: Subsidiary preferred equity deemed dividends	(19,457)
Less: Allocation to participating securities	(1,300)

Net income (loss) allocated to common stockholders	$(28,165)

Denominator:
Weighted average shares outstanding	13,780,378
Earnings (loss) per share	$(2.04)